OPERATING EXPENSES - Schedule of Average Number of Persons Employed by the Group (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	63,372	65,076	68,665
UK
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	62,587	64,250	67,881
Overseas
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	785	826	784